Stock Option and Purchase Plans	12 Months Ended
Jul. 01, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock Option and Purchase Plans

STOCK OPTION AND PURCHASE PLANS

A summary of stock option activity under our stock incentive plan was as follows:

		Weighted Average	Weighted Average Remaining Contractual	Aggregate Intrinsic Value
	Shares	Exercise Price	Term (in years)	(in thousands)
Balance at June 28, 2015	163,907	$27.97
Exercised	(16,909)	$21.55
Terminated	(2,000)	$17.59
Balance at July 3, 2016	144,998	$28.86
Exercised	(6,490)	$20.96
Balance at July 2, 2017	138,508	$29.23
Exercised	(5,434)	$25.64
Balance at July 1, 2018	133,074	$29.37	3.4	$862
Exercisable as of:
July 1, 2018	133,074	$29.37	3.4	$862
July 2, 2017	129,498	$25.71	4.2	$1,361
July 3, 2016	103,798	$21.39	4.6	$2,174

No options were granted during fiscal 2018, 2017 or 2016.

A summary of restricted stock activity under our stock incentive plan was as follows:

		Weighted Average
		Grant Date
	Shares	Fair Value
Nonvested Balance at June 28, 2015	66,350	$45.03
Granted	28,750	$69.02
Vested	(20,300)	$23.69
Forfeited	(3,050)	$59.92
Nonvested Balance at July 3, 2016	71,750	$60.05
Granted	27,150	$43.87
Vested	(21,250)	$37.53
Forfeited	(1,800)	$58.24
Nonvested Balance at July 2, 2017	75,850	$60.61
Granted	27,950	$33.30
Vested	(30,400)	$62.99
Forfeited	(4,275)	$52.47
Nonvested Balance at July 1, 2018	69,125	$49.02

We have an Employee Stock Purchase Plan to provide substantially all U.S. full-time associates an opportunity to purchase shares of STRATTEC common stock through payroll deductions. A participant may contribute a maximum of $5,200 per calendar year to the plan. On the last day of each month or if such date is not a trading day on the most recent previous trading day, participant account balances are used to purchase shares of our common stock at the average of the highest and lowest reported sales prices of a share of STRATTEC common stock on the NASDAQ Global Market on such date. A total of 100,000 shares may be issued under the plan. Shares issued from treasury stock under the plan totaled 2,753 at an average price of $37.06 during 2018, 3,019 at an average price of $34.88 during 2017 and 1,948 at an average price of $55.77 during 2016. A total of 61,412 shares remain available for purchase under the plan as of July 1, 2018.